Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	266,005	214,701	192,130	272,750
Options exercisable, number of options	73,608
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.28
Options outstanding, number of options	66,775
Options outstanding, weighted average remaining contractual life (in years)	3 years 8 months 12 days
Options exercisable, number of options	66,775
Options exercisable, weighted average remaining contractual life (in years)	3 years 8 months 12 days
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	86,990
Options outstanding, weighted average remaining contractual life (in years)	6 years 7 months 6 days
Options exercisable, number of options
Options exercisable, weighted average remaining contractual life (in years)	0 years
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	20,499
Options outstanding, weighted average remaining contractual life (in years)	9 years 3 months 18 days
Options exercisable, number of options	6,833
Options exercisable, weighted average remaining contractual life (in years)	9 years 3 months 18 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	91,741
Options outstanding, weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options exercisable, number of options
Options exercisable, weighted average remaining contractual life (in years)	0 years